Mezzanine Equity and Series D Convertible Preferred Stock - Schedule of Series D Convertible Preferred and Warrant Financing (Details) (10-K) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 17, 2020	Nov. 21, 2019	Oct. 18, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Gross proceeds		$ 600,000	$ 600,000
Financing costs paid in cash		(111,983)	(111,983)
Proceeds from issuance of preferred stock and warrants, net of financing cost		(5,888,017)	(5,888,017)
Proceeds allocation					$ 2,565,638	$ 2,613,965
Financing costs (APIC)					$ 2,565,638	$ 2,663,797
Investor Warrants [Member]
Proceeds from issuance of preferred stock and warrants, net of financing cost		(5,888,017)	(5,888,017)
Proceeds allocation		(1,893,006)	(1,893,006)
Financing costs (APIC)		36,512	36,512
Redeemable Preferred Stock [Member]
Series D Convertible Preferred Stock		(2,869,854)	(2,869,854)
Financing costs (APIC)		1,106	1,106
Financing costs (Retained Earnings)		66,265	66,265
Beneficial Conversion Feature		(623,045)	(623,045)
Derivative Liability [Member]
Derivative Put Liability		(614,095)	(614,095)
Deferred Financing costs		8,100	8,100
Proceeds Allocation [Member]
Gross proceeds	$ 100,000	6,000,000	6,000,000
Financing costs paid in cash
Proceeds from issuance of preferred stock and warrants, net of financing cost	100,000	6,000,000	6,000,000
Proceeds Allocation [Member] | Investor Warrants [Member]
Proceeds from issuance of preferred stock and warrants, net of financing cost	(100,000)	(6,000,000)	(6,000,000)
Proceeds allocation	(31,902)	(1,893,006)	(1,893,006)
Financing costs (APIC)
Proceeds Allocation [Member] | Redeemable Preferred Stock [Member]
Series D Convertible Preferred Stock	(62,793)	(2,869,854)	(2,869,854)
Financing costs (APIC)
Financing costs (Retained Earnings)
Beneficial Conversion Feature		(623,045)	(623,045)
Proceeds Allocation [Member] | Derivative Liability [Member]
Derivative Put Liability	$ (5,305)	(614,095)	(614,095)
Deferred Financing costs
Financing Cost Allocation [Member]
Gross proceeds
Financing costs paid in cash		(111,983)	(111,983)
Proceeds from issuance of preferred stock and warrants, net of financing cost		(111,983)	(111,983)
Financing Cost Allocation [Member] | Investor Warrants [Member]
Proceeds from issuance of preferred stock and warrants, net of financing cost		111,983	111,983
Proceeds allocation
Financing costs (APIC)		36,512	36,512
Financing Cost Allocation [Member] | Redeemable Preferred Stock [Member]
Series D Convertible Preferred Stock
Financing costs (APIC)		1,106	1,106
Financing costs (Retained Earnings)		66,265	66,265
Beneficial Conversion Feature
Financing Cost Allocation [Member] | Derivative Liability [Member]
Derivative Put Liability
Deferred Financing costs		$ 8,100	$ 8,100